Other income (expense) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans	$ 100	$ (9)	$ 160	$ (37)
Early debt redemption costs	0	0	(53)	(17)
Equity (losses) income from investments in associates and joint ventures
(Loss) gain on investment	(14)	11	(14)	21
Operations	(2)	(24)	(15)	(15)
Losses on retirements and disposals of property, plant and equipment and intangible assets	(3)	(54)	(8)	(70)
Other	10	(4)	29	(9)
Total other income (expense)	$ 91	$ (80)	$ 99	$ (127)